SCHEDULE OF VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 137,932	$ 40,949
Current period change	(102,758)	96,983	$ 38,502
Balance at end of the year	$ 35,174	$ 137,932	$ 40,949